CrossingBridge Low Duration High Yield Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Face Amount/
	Shares	Value
Asset Backed Securities - 1.64%
Transportation and Warehousing - 1.64%
Hawaiian Airlines 2013-1 Class B Pass Through Certificates
2013-1, 4.950%, 07/15/2023	3,409,531	3,405,769
Total Asset Backed Securities (Cost $3,173,095)		3,405,769

Bank Loans - 23.05%
Accommodation and Food Services - 0.59%
Diamond Resorts International, Inc.
4.750% (1 Month LIBOR + 3.750%), 09/02/2023 (a)	1,230,828	1,232,366
Arts, Entertainment, and Recreation - 1.01%
Golden Nugget
13.000% (3 Month LIBOR + 12.000%), 10/04/2023 (a)	1,884,938	2,111,131
Construction - 0.42%
Lealand Finance (McDermott)
3.093% (1 Month Base Rate + 3.000%), 06/30/2024 (a)	1,337,668	869,484
Finance and Insurance - 2.01%
JZ Capital Partners Ltd.
16.000% (3 Month LIBOR + 11.000% + 4.00% PIK), 06/12/2022 (a)	4,199,534	4,199,534
Health Care and Social Assistance - 2.48%
Alliance HealthCare Services, Inc.
5.500% (1 Month LIBOR + 4.500%), 10/24/2023 (a)	3,700,942	3,681,863
Change Healthcare Holdings LLC
3.500% (1 Month LIBOR + 2.500%), 03/01/2024 (a)	1,486,720	1,486,802
		5,168,665
Information - 2.99%
Cincinnati Bell, Inc.
4.250% (1 Month LIBOR + 3.250%), 10/02/2024 (a)	3,334,764	3,335,648
Intelsat Jackson Holdings
6.500% (3 Month LIBOR + 5.500%), 07/13/2021 (a)	662,000	667,796
Meredith Corp.
2.604% (1 Month LIBOR + 2.500%), 01/31/2025 (a)	2,232,000	2,225,728
		6,229,172
Manufacturing - 8.09%
Forterra Finance LLC
4.000% (1 Month LIBOR + 3.000%), 10/25/2023 (a)	2,950,072	2,954,320
K&N Parent, Inc.
5.750% (3 Month LIBOR + 4.750%), 10/20/2023 (a)	4,424,175	4,280,389
Mallinckrodt International
4.436% (3 Month LIBOR + 2.250%), 02/28/2022 (a)	7,516,000	7,422,050
Pixelle Specialty Solutions
7.500% (1 Month LIBOR + 6.500%), 10/31/2024 (a)	2,199,000	2,204,508
		16,861,267
Mining, Quarrying, and Oil and Gas Extraction - 1.23%
Fieldwood Energy LLC
9.750% (1 Month LIBOR + 8.750%), 08/04/2021 (a)	2,457,700	2,556,008
Real Estate and Rental and Leasing - 2.46%
The Hertz Corp.
8.250% (1 Month LIBOR + 7.250%), 12/31/2021 (a)(b)	5,097,231	5,128,044
Retail Trade - 1.64%
Jo-Ann Stores, Inc.
6.000% (3 Month LIBOR + 5.000%), 10/16/2023 (a)	3,405,000	3,405,426
Wholesale Trade - 0.13%
The Hillman Group, Inc.
4.104% (1 Month LIBOR + 4.000%), 05/31/2025 (a)	276,574	276,516
Total Bank Loans (Cost $47,908,596)		48,037,613

Common Stocks - 0.03%
Mining, Quarrying, and Oil and Gas Extraction - 0.03%
Superior Energy Services, Inc. (i)	1,616	63,024
Total Common Stocks (Cost $2,117)		63,024

Convertible Bonds - 3.96%
Information - 2.42%
DISH Network Corp.
2.375%, 03/15/2024	1,451,000	1,412,004
UpHealth, Inc.
6.250%, 06/15/2026 (c)	4,136,000	3,639,680
		5,051,684
Transportation and Warehousing - 1.54%
Ship Finance International Ltd.
5.750%, 10/15/2021 (d)	3,150,000	3,209,220
Total Convertible Bonds (Cost $8,680,864)		8,260,904

Corporate Bonds - 53.27%
Accommodation and Food Services - 0.32%
1011778 BC ULC / New Red Finance, Inc.
4.250%, 05/15/2024 (c)(d)	660,000	667,672
Administrative and Support and Waste Management and Remediation Services - 1.64%
APX Group, Inc.
7.875%, 12/01/2022	2,999,000	3,021,088
Lakers Holding AB
5.720% (3 Month NIBOR + 5.500%), 06/09/2025 (d)(e)	NOK 3,400,000	397,382
		3,418,470
Arts, Entertainment, and Recreation - 0.47%
Gaming Innovation Group PLC
8.500% (3 Month STIBOR + 8.500%), 06/11/2024 (d)(f)	SEK 2,250,000	265,932
8.500% (3 Month STIBOR + 8.500%), 06/11/2024 (d)(f)	SEK 6,000,000	710,969
		976,901
Educational Services - 0.23%
Hercules Achievement Inc / Varsity Brands Holding Co, Inc.
9.000% (3 Month LIBOR + 8.000%), 12/22/2024 (c)	473,000	475,365
Finance and Insurance - 4.24%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.750%, 02/01/2024	384,000	393,416
Nordic Capital Partners II AS
0.000% (3 Month NIBOR + 6.250%), 06/30/2024 (d)(e)	NOK 10,200,000	1,186,721
Stockwik Forvaltning AB
7.000% (3 Month STIBOR + 7.000%), 09/03/2023 (d)(f)	SEK 7,500,000	902,602
StoneX Group, Inc.
8.625%, 06/15/2025 (c)	5,175,000	5,543,072
VNV Global AB
5.500%, 06/24/2024 (d)(f)	SEK 3,750,000	444,754
VNV Global Ltd.
5.750%, 10/04/2022 (d)(f)	SEK 2,960,000	359,274
		8,829,839
Health Care and Social Assistance - 1.12%
ADDvise Group AB
7.250% (3 Month STIBOR + 7.250%), 05/21/2024 (d)(f)	SEK 7,170,000	842,444
Surgery Center Holdings, Inc.
6.750%, 07/01/2025 (c)	1,452,000	1,484,714
		2,327,158
Information - 17.66%
Azerion Holding BV
7.250%, 04/28/2024 (d)(g)	EUR 2,571,000	3,145,348
CCO Holdings LLC / CCO Holdings Capital Corp.
4.000%, 03/01/2023 (c)	3,617,000	3,655,883
CentralNic Group PLC
7.000% (3 Month EURIBOR + 7.000%), 07/03/2023 (d)(g)	EUR 943,000	1,160,091
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (c)	425,000	433,625
CSC Holdings LLC
6.750%, 11/15/2021	5,960,000	6,091,805
HC2 Holdings, Inc.
8.500%, 02/01/2026 (c)	3,685,000	3,677,280
Linkem S.p.A.
6.000% (3 Month EURIBOR + 6.000%), 08/09/2022 (d)(g)	EUR 5,917,000	7,000,772
Meredith Corp.
6.500%, 07/01/2025 (c)	648,000	700,794
NortonLifeLock, Inc.
5.000%, 04/15/2025 (c)	146,000	148,485
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (c)	2,958,000	2,967,022
4.625%, 07/15/2024 (c)	2,200,000	2,263,129
Sprint Corp.
7.250%, 09/15/2021	5,472,000	5,564,285
		36,808,519
Manufacturing - 8.89%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.000%, 02/15/2025 (c)(d)	1,297,000	1,341,390
Blast Motion, Inc.
7.000%, 01/15/2024 (c)	925,000	922,687
Chobani LLC / Chobani Finance Corp, Inc.
7.500%, 04/15/2025 (c)	1,787,000	1,862,787
Dell International LLC / EMC Corp.
7.125%, 06/15/2024 (c)	3,664,000	3,766,885
European Lingerie Group AB
7.750% (3 Month EURIBOR + 7.750%), 12/31/2021 (b)(d)(g)	EUR 500,000	296,437
Fiven ASA
6.850% (3 Month EURIBOR + 6.850%), 06/21/2024 (d)(g)	EUR 3,160,000	3,746,962
Ford Motor Credit Co LLC
5.875%, 08/02/2021	2,872,000	2,890,237
LR Global Holding GmbH
7.250%, 02/03/2025 (d)(g)	EUR 2,198,000	2,704,008
SB Holdco PLC
8.000% (3 Month EURIBOR + 8.000%), 07/13/2022 (d)(g)	EUR 600,000	721,053
Wolverine World Wide, Inc.
6.375%, 05/15/2025 (c)	275,000	293,558
		18,546,004
Mining, Quarrying, and Oil and Gas Extraction - 2.20%
Copper Mountain Mining Corp.
8.000%, 04/09/2026 (d)	4,400,000	4,587,000
Professional, Scientific, and Technical Services - 4.51%
C3 Nano, Inc.
6.500%, 02/15/2024	630,000	637,673
Desenio Holding AB
5.500% (3 Month STIBOR + 5.500%), 12/16/2024 (d)(f)	SEK 2,500,000	301,615
Diebold Nixdorf, Inc.
8.500%, 04/15/2024	2,333,000	2,391,325
Jaguar Holding Co II / PPD Development LP
4.625%, 06/15/2025 (c)	3,917,000	4,120,684
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
6.750%, 06/01/2025 (c)	1,911,000	1,943,258
		9,394,555
Real Estate and Rental and Leasing - 0.70%
The Hertz Corp.
7.625%, 06/01/2022 (c)	1,302,000	1,457,589
Retail Trade - 5.10%
At Home Holding III, Inc.
8.750%, 09/01/2025 (c)	1,945,000	2,174,743
Ingles Markets, Inc.
5.750%, 06/15/2023	1,413,000	1,416,003
The Fresh Market, Inc.
9.750%, 05/01/2023 (c)	6,847,000	7,045,049
		10,635,795
Transportation and Warehousing - 2.42%
Altera Shuttle Tankers LLC
7.125%, 08/15/2022 (d)	1,600,000	1,624,800
Borealis Finance LLC
7.500%, 11/16/2022 (d)	542,380	556,617
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023	2,001,000	1,968,484
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (c)(d)	871,000	892,231
		5,042,132
Wholesale Trade - 3.77%
Martin Midstream Partners LP / Martin Midstream Finance Corp.
10.000%, 02/29/2024 (c)	2,656,079	2,732,441
Performance Food Group, Inc.
5.500%, 06/01/2024 (c)	781,000	784,284
The Hillman Group, Inc.
6.375%, 07/15/2022 (c)	4,340,000	4,348,246
		7,864,971
Total Corporate Bonds (Cost $109,962,627)		111,031,970

Municipal Bonds - 1.14%
Construction - 1.14%
Puerto Rico Highway & Transportation Authority
7.215%, 07/01/2022 (h)	1,055,000	991,787
7.312%, 07/01/2023 (h)	1,570,000	1,387,580
Total Municipal Bonds (Cost $2,347,250)		2,379,367

Preferred Stocks - 0.80%
Real Estate and Rental and Leasing - 0.80%
Gladstone Land Corp. Series D Cumulative Term Preferred	63,987	1,663,662
Total Preferred Stocks (Cost $1,599,675)		1,663,662

Special Purpose Acquisition Companies - 12.20%
890 5th Avenue Partners, Inc. (i)	134,644	1,327,590
Adit EdTech Acquisition Corp. (i)	12,435	120,495
Alkuri Global Acquisition Corp. (i)	12,435	123,107
Anzu Special Acquisition Corp. I (i)	21,530	215,300
Ares Acquisition Corp. (d)(i)	16,380	163,800
Athena Technology Acquisition Corp. (i)	13,310	132,701
Athlon Acquisition Corp. (i)	12,435	120,371
Atlantic Avenue Acquisition Corp. (i)	90,259	876,415
Authentic Equity Acquisition Corp. (d)(i)	12,435	120,495
BGP Acquisition Corp. (d)(i)	61,119	598,966
Bite Acquisition Corp. (i)	15,849	153,260
Carney Technology Acquisition Corp. II (i)	186,545	1,809,486
Cartesian Growth Corp. (d)(i)	38,645	373,697
Cascade Acquisition Corp. (i)	5,492	54,261
CBRE Acquisition Holdings, Inc. (i)	26,556	257,859
Cerberus Telecom Acquisition Corp. (d)(i)	62,107	616,723
CF Acquisition Corp. IV (i)	21,247	205,883
CF Acquisition Corp. VI (i)	23,923	233,010
Clarim Acquisition Corp. (i)	19,291	186,351
Cohn Robbins Holdings Corp. (d)(i)	14,295	140,806
COVA Acquisition Corp. (d)(i)	12,435	120,495
DHB Capital Corp. (i)	4,520	44,070
Disruptive Acquisition Corp. I (d)(i)	34,905	338,579
Duddell Street Acquisition Corp. (d)(i)	6,717	65,088
EJF Acquisition Corp. (d)(i)	26,496	256,216
Empowerment & Inclusion Capital I Corp. (i)	21,858	213,771
EQ Health Acquisition Corp. (i)	12,435	120,122
Equity Distribution Acquisition Corp. (i)	27,989	275,972
Fintech Evolution Acquisition Group (d)(i)	12,435	119,873
Forum Merger IV Corp. (i)	30,394	297,101
G&P Acquisition Corp. (i)	26,598	258,533
GigCapital4, Inc. (i)	43,710	430,543
Global Partner Acquisition Corp. II (d)(i)	12,977	126,136
Golden Falcon Acquisition Corp. (i)	46,683	453,759
Gores Guggenheim, Inc. (i)	32,780	328,128
Growth Capital Acquisition Corp. (i)	99,658	967,679
Hamilton Lane Alliance Holdings I, Inc. (i)	24,449	238,378
Healthcare Services Acquisition Corp. (i)	12,435	120,371
HPX Corp. (d)(i)	2,751	27,097
Ignyte Acquisition Corp. (i)	12,435	120,371
Isleworth Healthcare Acquisition Corp. (i)	26,494	259,641
Itiquira Acquisition Corp. (d)(i)	12,435	119,811
Jack Creek Investment Corp. (d)(i)	12,435	120,122
Marlin Technology Corp. (d)(i)	12,887	129,643
Mason Industrial Technology, Inc. (i)	206,515	1,994,481
Noble Rock Acquisition Corp. (d)(i)	6,581	65,810
North Atlantic Acquisition Corp. (d)(i)	12,435	120,868
Northern Lights Acquisition Corp. (i)	117,444	1,197,929
Oaktree Acquisition Corp. II (d)(i)	26,901	265,782
OceanTech Acquisitions I Corp. (i)	33,698	337,822
Omnichannel Acquisition Corp. (i)	63,103	620,302
One Equity Partners Open Water I Corp. (i)	19,319	187,781
OTR Acquisition Corp. (i)	33,414	335,477
Oyster Enterprises Acquisition Corp. (i)	12,435	120,246
Peridot Acquisition Corp. II (d)(i)	20,358	198,389
Pontem Corp. (d)(i)	2,927	28,450
PWP Forward Acquisition Corp. I (i)	6,639	64,930
RMG Acquisition Corp. III (d)(i)	25,887	252,139
RXR Acquisition Corp. (i)	2,900	28,884
Seaport Global Acquisition Corp. (i)	23,586	234,917
Seven Oaks Acquisition Corp. (i)	19,916	196,969
Silver Crest Acquisition Corp. (d)(i)	12,435	119,998
Skydeck Acquisition Corp. (d)(i)	58,793	587,930
Stratim Cloud Acquisition Corp. (i)	65,901	659,010
Supernova Partners Acquisition Co III Ltd. (d)(i)	2,684	27,068
Tailwind International Acquisition Corp. (d)(i)	30,005	290,148
Tailwind Two Acquisition Corp. (d)(i)	33,081	319,562
Tech and Energy Transition Corp. (i)	13,307	128,546
Tekkorp Digital Acquisition Corp. (d)(i)	59,086	576,089
Thimble Point Acquisition Corp. (i)	17,560	173,668
Tishman Speyer Innovation Corp. II (i)	44,553	439,738
Trebia Acquisition Corp. (d)(i)	69,535	688,397
Vector Acquisition Corp. II (d)(i)	166,059	1,648,966
Z-Work Acquisition Corp. (i)	12,876	128,760
Total Special Purpose Acquisition Companies (Cost $25,363,943)		25,421,131

Trade Claims - 2.33%
Utilities - 2.33%
Brazos Electric Power Cooperative, Inc. (i)	5,397,407	4,857,667
Total Trade Claims (Cost $4,891,400)		4,857,667

Warrants - 0.02%
Cartesian Growth Corp. (d)(i)
Expiration: 02/26/2028, Exercise Price: $11.50	12,882	10,781
Clarim Acquisition Corp. (i)
Expiration: 01/05/2026, Exercise Price: $11.50	6,430	5,659
DHB Capital Corp. (i)
Expiration: 03/31/2028, Exercise Price: $11.50	1,507	1,356
EJF Acquisition Corp. (d)(i)
Expiration: 03/10/2026, Exercise Price: $11.50	5,767	4,729
Empowerment & Inclusion Capital I Corp. (i)
Expiration: 01/12/2028, Exercise Price: $11.50	4,712	3,487
Forum Merger IV Corp. (i)
Expiration: 03/15/2028, Exercise Price: $11.50	7,599	9,802
PWP Forward Acquisition Corp. I (i)
Expiration: 03/12/2028, Exercise Price: $11.50	1,327	1,300
Tailwind International Acquisition Corp. (d)(i)
Expiration: 03/01/2028, Exercise Price: $11.50	10,002	9,398
Tech and Energy Transition Corp. (i)
Expiration: 03/31/2028, Exercise Price: $11.50	1	1
Total Warrants (Cost $33,035)		46,513

Money Market Funds - 9.47%
First American Government Obligations Fund - Class X, 0.026% (j)	9,871,659	9,871,659
First American Treasury Obligations Fund - Class X, 0.013% (j)	9,871,659	9,871,659
Total Money Market Funds (Cost $19,743,318)		19,743,318

Total Investments (Cost $223,705,920) - 107.91%		224,910,938
Liabilities in Excess of Other Assets - (7.91)%		(16,484,790)
Total Net Assets - 100.00%		$208,426,148

Percentages are stated as a percent of net assets.

Face amount is in U.S. Dollar unless otherwise indicated.

(a)	Variable rate security. The rate shown represents the rate at June 30, 2021.
(b)	Represents a security in default.
(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(d)	Foreign issued security.
(e)	Principal amount denominated in Norwegian Krone.
(f)	Principal amount denominated in Swedish Krona.
(g)	Principal amount denominated in Euros.
(h)	Capital Appreciation Bond. The effective yield is listed.
(i)	Non-income producing security.
(j)	Seven day yield as of June 30, 2021.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.

NIBOR - Norwegian Interbank Offer Rate is  a collective term for Norwegian money market rates at different maturities. It is intended to reflect the interest rate level a bank require for unsecured money market lending in Norwegian Krone to another bank.

STIBOR – Stockholm Interbank Offer Rate is a reference rate that shows the average interest rate at which a number of active banks on the Swedish money market are willing to lend to one another, without collateral, at different maturities.

CrossingBridge Low Duration High Yield Fund
Schedule of Forward Currency Exchange Contracts
June 30, 2021 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered	USD Value at June 30, 2021	Currency to be Received	USD Value at June 30, 2021	Unrealized Appreciation / (Depreciation)
7/15/2021	U.S. Bank	16,220,000 EUR	$19,239,040	19,595,689 USD	$19,595,689	$356,649
7/15/2021	U.S. Bank	13,600,000 NOK	1,579,651	1,604,881 USD	1,604,881	25,230
7/15/2021	U.S. Bank	31,737,500 SEK	3,709,016	3,807,077 USD	3,807,077	98,061
7/15/2021	U.S. Bank	355,484 USD	355,484	298,000 EUR	353,467	(2,017)
			$24,883,191		$25,361,114	$477,923

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - U.S. Dollars

CrossingBridge Responsible Credit Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Face Amount/
	Shares	Value
Bank Loans - 12.08%
Utilities- 12.08%
IEA Energy Services LLC
6.897% (3 Month LIBOR + 6.750%), 09/25/2024 (a)	150,000	150,750
Total Bank Loans (Cost $150,750)		150,750

Corporate Bonds - 31.60%
Information- 23.94%
Elastic NV
4.125%, 07/15/2029 (b)	3,000	3,000
Linkem S.p.A.
6.000% (3 Month EURIBOR + 6.000%), 08/09/2022 (c)	EUR 250,000	295,790
		298,790
Retail Trade - 7.66%
Ambience Merger Sub, Inc.
4.875%, 07/15/2028 (b)	49,000	49,306
The Fresh Market, Inc.
9.750%, 05/01/2023 (b)	45,000	46,302
		95,608
Total Corporate Bonds (Cost $396,195)		394,398

Special Purpose Acquisition Companies - 9.35%
890 5th Avenue Partners, Inc. (d)	1,294	12,759
Athlon Acquisition Corp. (d)	1,000	9,680
Atlantic Avenue Acquisition Corp. (d)	1,000	9,710
Authentic Equity Acquisition Corp. (d)	1,000	9,690
Carney Technology Acquisition Corp. II (d)	1,000	9,700
Cohn Robbins Holdings Corp. (d)	1,000	9,850
COVA Acquisition Corp. (d)	1,000	9,690
Empowerment & Inclusion Capital I Corp. (d)	800	7,824
Healthcare Services Acquisition Corp. (d)	1,000	9,680
Ignyte Acquisition Corp. (d)	200	1,936
North Atlantic Acquisition Corp. (d)	1,000	9,720
Thimble Point Acquisition Corp. (d)	1,000	9,890
Trebia Acquisition Corp. (d)	669	6,623
Total Special Purpose Acquisition Companies (Cost $116,839)		116,752

Total Investments (Cost $663,784) - 53.03%		661,900
Other Assets in Excess of Liabilities - 46.97%		586,191
Total Net Assets - 100.00%		$1,248,091

Percentages are stated as a percent of net assets.

(a)	Variable rate security. The rate shown represents the rate at June 30, 2021.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(c)	Principal amount denominated in Euros.
(d)	Non-income producing security.

CrossingBridge Ultra-Short Duration Fund
Schedule of Investments
June 30, 2021 (Unaudited)
	Face Amount/
	Shares	Value
Corporate Bonds - 30.92%
Accommodation and Food Services - 7.14%
ESH Hospitality, Inc.
5.250%, 05/01/2025 (a)	70,000	71,389
Manufacturing - 12.07%
Amphenol Corp.
3.125%, 09/15/2021	45,000	45,146
General Mills, Inc.
3.150%, 12/15/2021	35,000	35,211
General Motors Financial Co, Inc.
4.375%, 09/25/2021	40,000	40,373
		120,730
Mining, Quarrying, and Oil and Gas Extraction - 3.05%
Glencore Finance Canada Ltd.
4.950%, 11/15/2021 (a)	30,000	30,495
Retail Trade - 8.66%
The Fresh Market, Inc.
9.750%, 05/01/2023 (a)	45,000	46,302
Walgreens Boots Alliance, Inc.
3.300%, 11/18/2021	40,000	40,248
		86,550
Total Corporate Bonds (Cost $309,267)		309,164

Special Purpose Acquisition Companies - 11.68%
890 5th Avenue Partners, Inc. (b)	1,294	12,759
Athlon Acquisition Corp. (b)	1,000	9,680
Atlantic Avenue Acquisition Corp. (b)	1,000	9,710
Authentic Equity Acquisition Corp. (b)	1,000	9,690
Carney Technology Acquisition Corp. II (b)	1,000	9,700
Cohn Robbins Holdings Corp. (b)	1,000	9,850
COVA Acquisition Corp. (b)	1,000	9,690
Empowerment & Inclusion Capital I Corp. (b)	800	7,824
Healthcare Services Acquisition Corp. (b)	1,000	9,680
Ignyte Acquisition Corp. (b)	200	1,936
North Atlantic Acquisition Corp. (b)	1,000	9,720
Thimble Point Acquisition Corp. (b)	1,000	9,890
Trebia Acquisition Corp. (b)	668	6,613
Total Special Purpose Acquisition Companies (Cost $116,829)		116,742

Total Investments (Cost $426,096) - 42.60%		425,906
Other Assets in Excess of Liabilities - 57.40%		573,904
Total Net Assets - 100.00%		$999,810

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(b)	Non-income producing security.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Low Duration High Yield Fund ("Low Duration Fund"), CrossingBridge Responsible Credit Fund ("Responsible Credit Fund") and CrossingBridge Ultra-Short Duration Fund ("Ultra-Short Fund") (collectively, the "Funds") represent distinct diversified series with their own investment objective and policies within the Trust. The investment objective of the Low Duration Fund and Responsible Credit is high current income and capital appreciation consistent with the preservation of capital.  The investment objective of the Ultra-Short Fund is to offer a higher yield than cash instruments while maintaining a low duration. The Low Duration Fund’s inception date was January 31, 2018 and it commenced investment operations on February 1, 2018. The Low Duration Fund has registered both an Investor Class and Institutional Class of shares.  As of June 30, 2021, only the Institutional Class was operational.  The Responsible Credit Fund and Ultra-Short Fund's inception date was June 30, 2021.  The Responsible Credit Fund and Ultra-Short Fund have registered an Institutional Class of shares.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC, (“the Adviser”), the Funds' investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies, is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds investments carried at fair value as of June 30, 2021:

CrossingBridge Low Duration High Yield Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$-	$3,405,769	$-	$3,405,769
Bank Loans	-	43,838,079	4,199,534	48,037,613
Common Stocks	-	63,024	-	63,024
Convertible Bonds	-	8,260,904	-	8,260,904
Corporate Bonds	-	111,031,970	-	111,031,970
Municipal Bonds	-	2,379,367	-	2,379,367
Preferred Stocks	-	1,663,662	-	1,663,662
Special Purpose Acquisition Companies	25,421,131	-	-	25,421,131
Trade Claims	4,857,667	-	-	4,857,667
Warrants	46,513	-	-	46,513
Money Market Fund	19,743,318	-	-	19,743,318
Total Assets	$50,068,629	$170,642,775	$4,199,534	$224,910,938

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$477,923	$-	$477,923
Total Other Financial Instruments	$-	$477,923	$-	$477,923

CrossingBridge Responsible Credit Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Bank Loans	$-	$150,750	$-	$150,750
Corporate Bonds	-	394,398	-	394,398
Special Purpose Acquisition Companies	116,752	-	-	116,752
Total Assets	$116,752	$545,148	$-	$661,900

CrossingBridge Ultra-Short Duration Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Corporate Bonds	$-	$309,164	$-	$309,164
Special Purpose Acquisition Companies	116,742	-	-	116,742
Total Assets	$116,742	$309,164	$-	$425,906

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The Funds measure Level 3 securities as of the beginning and end of each financial reporting period.

The following is a reconciliation of Level 3 assets in the CrossingBridge Low Duration High Yield Fund for which significant unobservable inputs were used to determine fair value:

Bank Loans
Beginning Balance - October 1, 2020	$-
Purchases	5,523,579
Sales	(1,324,045)
Realized gains	-
Realized losses	-
Change in unrealized appreciation (depreciation)	-
Transfer in/(out) of Level 3	-
Ending Balance - June 30, 2021	$4,199,534

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2021:

Description	Fair Value December 31, 2020	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input*
Bank Loans*	$4,199,534	Company-specific information	Market assessment	$100.00

* Table presents information for one security, which has been valued at $100.00 throughout the period.

The CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund did not invest in derivative securities or engage in hedging activities during the period ended June 30, 2021.